UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.87%

ASSET-BACKED SECURITY 0.03%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,309,658)	0.532	%#	2/1/2041	$2,700	$2,460,375

				Shares (000)
COMMON STOCKS 14.90%

Aerospace/Defense 0.49%

B/E Aerospace, Inc.				151	9,606,620
Huntington Ingalls Industries, Inc.				70	9,838,530
Raytheon Co.				88	9,657,700
TransDigm Group, Inc.				82	18,022,528
Total					47,125,378

Air Transportation 0.24%

Alaska Air Group, Inc.				157	10,360,082
Southwest Airlines Co.				294	13,006,480
Total					23,366,562

Banking 0.11%

SunTrust Banks, Inc.				249	10,223,192

Beverages 0.15%

Monster Beverage Corp.*				107	14,739,068

Brokerage 0.10%

TD Ameritrade Holding Corp.				260	9,672,696

Building Materials 0.19%

Caesarstone Sdot-Yam Ltd. (Israel)(a)				154	9,367,553
RPM International, Inc.				192	9,204,482
Total					18,572,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Shares (000)		Fair Value
Chemicals 0.31%

Axalta Coating Systems Ltd.*		700	$19,339,524
International Flavors & Fragrances, Inc.		94	10,993,923
Total			30,333,447

Discount Store 0.11%

Dollar General Corp.*		138	10,406,134

Diversified Capital Goods 0.10%

A.O. Smith Corp.		153	10,059,112

Electric: Distribution/Transportation 0.12%

ITC Holdings Corp.		321	12,000,058

Electric: Integrated 0.27%

Portland General Electric Co.		417	15,459,112
PPL Corp.		308	10,350,450
Total			25,809,562

Electronics 0.66%

Avago Technologies Ltd. (Singapore)(a)		117	14,843,962
Freescale Semiconductor Ltd.*		545	22,206,048
NXP Semiconductors NV (Netherlands)*(a)		149	14,973,712
Sensata Technologies Holding NV (Netherlands)*(a)		215	12,334,515
Total			64,358,237

Energy: Exploration & Production 0.52%

Diamondback Energy, Inc.*		139	10,681,528
MEG Energy Corp.*(b)	CAD	581	9,377,547
Memorial Resource Development Corp.*		581	10,312,262
Parsley Energy, Inc. Class A*		1,258	20,104,758
Total			50,476,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Shares (000)	Fair Value
Food & Drug Retailers 0.41%

Kroger Co. (The)	278	$21,288,482
Rite Aid Corp.*	2,168	18,839,920
Total		40,128,402

Food: Wholesale 0.52%

Hershey Co. (The)	125	12,583,477
Mead Johnson Nutrition Co.	91	9,138,177
Pinnacle Foods, Inc.	245	10,014,774
WhiteWave Foods Co. (The)*	419	18,560,724
Total		50,297,152

Gas Distribution 0.14%

Sempra Energy	129	14,085,384

Health Facilities 0.26%

Acadia Healthcare Co., Inc.*	205	14,687,236
VCA, Inc.*	186	10,180,074
Total		24,867,310

Health Services 0.77%

Bluebird Bio, Inc.*	121	14,601,093
Envision Healthcare Holdings, Inc.*	269	10,329,496
Illumina, Inc.*	126	23,316,384
Omnicare, Inc.	211	16,244,248
Quest Diagnostics, Inc.	136	10,482,340
Total		74,973,561

Hotels 0.11%

Hilton Worldwide Holdings, Inc.*	354	10,497,328

Investments & Miscellaneous Financial Services 0.46%

Affiliated Managers Group, Inc.*	45	9,729,534
Intercontinental Exchange, Inc.	63	14,672,683
Invesco Ltd.	240	9,537,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Shares (000)		Fair Value
Investments & Miscellaneous Financial Services (continued)

WisdomTree Investments, Inc.		481	$10,318,590
Total			44,258,314

Machinery 0.11%

Middleby Corp. (The)*		107	11,014,345

Managed Care 0.11%

Cigna Corp.		80	10,406,976

Media: Content 0.14%

ION Media Networks, Inc.		4	847,015
Netflix, Inc.*		30	12,459,031
Total			13,306,046

Medical Products 0.41%

Alere, Inc.*		208	10,185,870
Edwards Lifesciences Corp.*		65	9,274,146
Thermo Fisher Scientific, Inc.		72	9,726,216
Zimmer Holdings, Inc.		91	10,659,064
Total			39,845,296

Metals/Mining (Excluding Steel) 0.03%

Mirabela Nickel Ltd.*(b)	AUD	31,268	3,306,468

Oil Refining & Marketing 0.10%

Tesoro Corp.		112	10,197,093

Packaging 0.12%

Rock-Tenn Co. Class A		174	11,190,750

Personal & Household Products 0.73%

Brunswick Corp.		196	10,089,345
Harman International Industries, Inc.		76	10,129,154
Jarden Corp.*		308	16,309,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Shares (000)	Fair Value
Personal & Household Products (continued)

Snap-on, Inc.	66	$9,764,784
Tempur Sealy International, Inc.*	164	9,480,908
Whirlpool Corp.	74	15,033,264
Total		70,806,525

Pharmaceuticals 1.87%

Alexion Pharmaceuticals, Inc.*	54	9,291,826
Alkermes plc (Ireland)*(a)	153	9,304,022
BioMarin Pharmaceutical, Inc.*	101	12,536,772
Bristol-Myers Squibb Co.	154	9,939,450
Celgene Corp.*	117	13,476,232
Intercept Pharmaceuticals, Inc.*	38	10,755,961
Mallinckrodt plc*	102	12,905,635
Medivation, Inc.*	172	22,174,226
Puma Biotechnology, Inc.*	86	20,419,029
Regeneron Pharmaceuticals, Inc.*	34	15,350,320
Valeant Pharmaceuticals International, Inc.*	64	12,671,956
Vertex Pharmaceuticals, Inc.*	109	12,862,977
Zoetis, Inc.	425	19,687,137
Total		181,375,543

Real Estate Investment Trusts 0.34%

CBRE Group, Inc. Class A*	449	17,373,048
Hudson Pacific Properties, Inc.	321	10,644,033
InfraREIT, Inc.	174	4,978,949
Total		32,996,030

Recreation & Travel 0.35%

Norwegian Cruise Line Holdings Ltd.*	387	20,874,865
Royal Caribbean Cruises Ltd.	161	13,194,220
Total		34,069,085

Restaurants 0.72%

Buffalo Wild Wings, Inc.*	67	12,161,204
Darden Restaurants, Inc.	152	10,518,878
Domino’s Pizza, Inc.	98	9,894,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Shares (000)		Fair Value
Restaurants (continued)

Restaurant Brands International LP Unit(b)	CAD	312	$11,411,591
Starbucks Corp.		124	11,723,860
Yum! Brands, Inc.		184	14,468,736
Total			70,178,389

Software/Services 1.80%

Akamai Technologies, Inc.*		139	9,884,278
Alliance Data Systems Corp.*		34	9,954,000
Arista Networks, Inc.*		71	4,993,524
Cognizant Technology Solutions Corp. Class A*		182	11,348,741
FireEye, Inc.*		350	13,737,500
GrubHub, Inc.*		248	11,270,337
LinkedIn Corp. Class A*		41	10,194,288
Mobileye NV (Israel)*(a)		464	19,514,108
Proofpoint, Inc.*		345	20,424,978
ServiceNow, Inc.*		192	15,133,638
Splunk, Inc.*		296	17,517,280
Twitter, Inc.*		619	31,004,528
Total			174,977,200

Specialty Retail 0.97%

Cracker Barrel Old Country Store, Inc.		66	10,056,454
lululemon athletica, Inc. (Canada)*(a)		154	9,833,472
Moncler SpA (Italy)(b)	EUR	632	10,596,765
Restoration Hardware Holdings, Inc.*		310	30,707,439
Sally Beauty Holdings, Inc.*		335	11,503,639
Skechers U.S.A., Inc. Class A*		162	11,613,465
VF Corp.		130	9,760,176
Total			94,071,410

Support: Services 0.30%

Priceline Group, Inc. (The)*		8	9,429,615
Robert Half International, Inc.		330	19,965,548
Total			29,395,163

Technology Hardware & Equipment 0.35%

Cavium, Inc.*		215	15,226,300
CommScope Holding Co., Inc.*		317	9,047,180
NVIDIA Corp.		463	9,690,367
Total			33,963,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments			Shares (000)	Fair Value
Telecommunications: Wireless 0.26%

Qorvo, Inc.*			194	$15,495,593
T-Mobile US, Inc.*			306	9,711,052
Total				25,206,645

Trucking & Delivery 0.15%

Old Dominion Freight Line, Inc.*			188	14,555,590
Total Common Stocks (cost $1,275,522,065)				1,447,111,428

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.18%

Automakers 0.33%

Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	$16,350	22,187,461
Tesla Motors, Inc.	1.25%	3/1/2021	11,410	9,612,925
Total				31,800,386

Pharmaceuticals 0.37%

Depomed, Inc.	2.50%	9/1/2021	1,910	2,529,556
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	8,448	9,852,480
Mylan, Inc.	3.75%	9/15/2015	5,399	24,028,925
Total				36,410,961

Software/Services 0.32%

Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	13,525	21,191,984
Yahoo!, Inc.	Zero Coupon	12/1/2018	9,160	9,927,150
Total				31,119,134

Technology Hardware & Equipment 0.16%

Nortel Networks Corp. (Canada)(a)(c)	2.125%	4/15/2014	15,800	15,306,250
Total Convertible Bonds (cost $95,500,476)				114,636,731

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.80%

Building & Construction 0.18%

William Lyon Homes, Inc. Unit	6.50%		136	17,588,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Dividend Rate		Shares (000)	Fair Value
Electric: Integrated 0.19%

NextEra Energy, Inc.	5.799%		332	$18,503,425

Pharmaceuticals 0.23%

Actavis plc	5.50%		22	22,517,000

Real Estate Investment Trusts 0.20%

American Tower Corp.	5.50%		196	19,409,388
Total Convertible Preferred Stocks (cost $77,352,614)				78,018,693

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 3.53%

Air Transportation 0.08%

Delta Air Lines, Inc. Term Loan	3.25%	4/20/2017	$7,984	7,996,860

Cable & Satellite Television 0.12%

Charter Communications Operating LLC Term Loan G	4.25%	9/10/2021	11,500	11,611,837

Chemicals 0.02%

American Pacific Corp. Term Loan	— (e)	2/27/2019	1,850	1,866,188

Consumer/Commercial/Lease Financing 0.10%

AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	9,813	9,831,206

Electric: Generation 0.06%

Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	5,797	5,800,402

Electronics 0.47%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	13,851	13,898,128
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020	14,185	14,144,398
Sensata Technologies B.V. Third Amendment Term Loan (Netherlands)(a)	3.50%	10/14/2021	17,706	17,829,082
Total				45,871,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.26%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	$10,111	$9,423,351
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	23,550	16,126,922
Total				25,550,273

Food: Wholesale 0.10%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	9,003	9,189,140

Health Facilities 0.10%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	9,738	9,781,446

Hotels 0.18%

Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	17,664	17,707,859

Packaging 0.17%

Crown Holdings, Inc. Delayed Draw Term Loan A	1.928%	12/19/2018	12,205	12,197,372
Crown Holdings, Inc. Facility Term Loan A	1.928%	12/19/2018	4,645	4,642,097
Total				16,839,469

Personal & Household Products 0.10%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	12,638	9,984,128

Pharmaceuticals 0.47%

Amgen, Inc. Term Loan	1.255%	9/18/2018	31,560	31,520,564
RPI Finance Trust Term Loan B1	2.775%	11/9/2016	6,811	6,819,081
RPI Finance Trust Term Loan B4	3.50%	11/9/2020	7,506	7,562,484
Total				45,902,129

Rail 0.25%

Genesee & Wyoming, Inc. Term Loan	2.184%	10/2/2017	24,150	24,127,420

Restaurants 0.20%

New Red Finance, Inc. Term Loan B	4.50%	12/10/2021	9,857	9,965,322
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	9,235	9,300,163
Total				19,265,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 0.16%

Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021		$3,045	$3,027,872
SRA International, Inc. Term Loan	6.50%	7/20/2018		12,110	12,208,742
Total					15,236,614

Specialty Retail 0.06%

Gymboree Corp. (The) Term Loan	— (e)	2/23/2018		8,075	6,173,499

Support: Services 0.16%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022		11,650	11,691,241
Avis Budget Car Rental LLC Tranche B Term Loan	3.00%	3/15/2019		3,357	3,375,651
Total					15,066,892

Telecommunications: Wireline Integrated & Services 0.10%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019		9,620	9,808,875

Telecommunications: Wireless 0.19%

American Tower Corp. Term Loan A	1.43%	1/3/2019		18,200	18,188,625

Theaters & Entertainment 0.18%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		4,256	4,279,617
Kasima LLC Term Loan	3.25%	5/17/2021		12,659	12,653,837
Total					16,933,454
Total Floating Rate Loans (cost $346,001,522)					342,733,409

FOREIGN BONDS(b) 0.84%

Colombia 0.11%

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	27,713,000	10,625,804

Luxembourg 0.06%

Altice SA†	6.25%	2/15/2025	EUR	5,200	5,603,882

Netherlands 0.12%

Hema Bondco I BV†	6.25%	6/15/2019	EUR	13,325	12,232,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Spain 0.24%

Banco Popular Espanol SA	11.50%	—	(f)	EUR	18,300	$22,948,395

United Kingdom 0.31%

Iceland Bondco plc†	6.25%	7/15/2021		GBP	8,725	10,927,492
Iron Mountain Europe plc†	6.125%	9/15/2022		GBP	6,350	9,967,810
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	6,725	9,215,206
Total						30,110,508
Total Foreign Bonds (cost $89,776,322)						81,520,872

FOREIGN GOVERNMENT OBLIGATIONS 1.34%

Bahamas 0.10%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024			$9,025	9,645,469

Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023			13,720	13,685,700
Government of Bermuda†	4.854%	2/6/2024			9,225	9,743,906
Total						23,429,606

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019			5,280	6,058,800

Dominican Republic 0.10%

Dominican Republic†(a)	6.85%	1/27/2045			9,250	9,758,750

Ivory Coast 0.11%

Ivory Coast Bond†(a)	6.375%	3/3/2028			10,225	10,276,125

Jamaica 0.13%

Government of Jamaica(a)	7.625%	7/9/2025			9,550	10,636,312
Government of Jamaica(a)	8.00%	3/15/2039			1,800	1,941,750
Total						12,578,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Panama 0.10%

Republic of Panama(a)	3.75%	3/16/2025		$9,650	$9,939,500

Senegal 0.15%

Republic of Senegal†(a)	6.25%	7/30/2024		14,475	14,177,770

South Africa 0.24%

Republic of South Africa(b)	7.00%	2/28/2031	ZAR	320,985	23,667,649

Vietnam 0.11%

Republic of Vietnam†(a)	4.80%	11/19/2024		$10,210	10,682,213
Total Foreign Government Obligations (cost $129,675,178)					130,213,944

HIGH YIELD CORPORATE BONDS 71.97%

Advertising 0.35%

Affinion Investments LLC	13.50%	8/15/2018		10,625	6,587,500
Omnicom Group, Inc.	3.65%	11/1/2024		15,925	16,506,215
Southern Graphics, Inc.†	8.375%	10/15/2020		11,075	11,268,812
Total					34,362,527

Aerospace/Defense 0.99%

Bombardier, Inc.(Canada)†(a)	7.50%	3/15/2025		15,032	14,872,285
CPI International, Inc.	8.75%	2/15/2018		15,500	15,945,625
DynCorp International, Inc.	10.375%	7/1/2017		11,269	9,916,720
GenCorp, Inc.	7.125%	3/15/2021		15,000	16,125,000
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		9,225	9,640,125
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		15,000	16,200,000
Lockheed Martin Corp.	2.90%	3/1/2025		12,915	13,035,264
Total					95,735,019

Air Transportation 0.33%

Air Canada (Canada)†(a)	7.75%	4/15/2021		7,925	8,499,562
American Airlines Group, Inc.†	5.50%	10/1/2019		7,110	7,323,300
United Airlines, Inc.	6.636%	7/2/2022		7,420	8,014,114
United Continental Holdings, Inc.	6.00%	7/15/2028		8,500	8,531,875
Total					32,368,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Loans 0.42%

General Motors Financial Co., Inc.	4.375%	9/25/2021		$38,100	$40,513,254

Auto Parts & Equipment 0.57%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022		1,610	1,734,775
Chassix, Inc.†(c)	9.25%	8/1/2018		16,125	12,396,094
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		9,600	9,108,000
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		4,407	4,500,649
LKQ Corp.	4.75%	5/15/2023		4,805	4,732,925
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		10,400	10,270,000
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		13,175	13,109,125
Total					55,851,568

Automakers 0.09%

General Motors Co.(c)	8.375%	—	(f)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(a)	5.625%	2/1/2023		8,625	9,120,938
Total					9,122,438

Banking 3.96%

Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(f)	9,000	9,810,000
Bangkok Bank PCL (Hong Kong)†(a)	3.875%	9/27/2022		8,000	8,405,768
Bank of America Corp.	4.20%	8/26/2024		7,900	8,182,567
Bank of America Corp.	4.25%	10/22/2026		18,425	19,046,917
Bank of America Corp.	6.50%	—	(f)	7,000	7,420,000
Bank of America Corp.	8.00%	—	(f)	7,000	7,516,250
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		15,900	16,861,409
Citigroup, Inc.	5.95%	—	(f)	16,000	16,220,000
Citizens Financial Group, Inc.†	5.50%	—	(f)	12,800	12,800,000
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		21,175	25,277,656
Credit Suisse Group AG (Switzerland)†(a)	7.50%	—	(f)	2,450	2,636,813
HSBC Holdings plc (United Kingdom)(a)	6.375%	—	(f)	8,050	8,251,250
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		16,050	16,530,649
JPMorgan Chase & Co.	3.875%	9/10/2024		20,000	20,542,040
JPMorgan Chase & Co.	6.75%	—	(f)	10,000	10,900,000
LBG Capital No.1 plc (United Kingdom)†(a)(g)	8.00%	—	(f)	3,000	3,266,250
Lloyds Banking Group plc (United Kingdom)(a)	4.50%	11/4/2024		23,725	24,690,750
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(f)	14,008	14,918,520
M&T Bank Corp.	6.45%	—	(f)	8,300	9,005,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017		$24,075	$24,078,852
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		10,000	11,442,890
MUFG Americas Holdings Corp.	3.00%	2/10/2025		7,971	7,897,460
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		9,585	9,273,487
Nordea Bank AB (Sweden)†(a)	6.125%	—	(f)	9,450	9,768,730
Popular, Inc.	7.00%	7/1/2019		18,940	19,105,725
Standard Chartered plc (United Kingdom)†(a)	6.50%	—	(f)	15,550	15,703,043
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,718,750
UBS AG (Jersey)(a)	7.25%	2/22/2022		13,650	14,720,256
Wachovia Capital Trust III	5.57%	—	(f)	22,000	21,832,800
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					384,826,582

Beverages 0.54%

Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,817,500
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	14,798,437
Constellation Brands, Inc.	6.00%	5/1/2022		2,675	3,062,875
Cott Beverages, Inc.†	5.375%	7/1/2022		2,935	2,835,944
Cott Beverages, Inc.†	6.75%	1/1/2020		9,975	10,349,062
PepsiCo, Inc.	4.25%	10/22/2044		7,825	8,364,534
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023		8,425	7,940,563
Total					52,168,915

Brokerage 0.82%

Lazard Group LLC	3.75%	2/13/2025		38,455	38,003,000
TD Ameritrade Holding Corp.	2.95%	4/1/2022		7,996	8,137,337
TD Ameritrade Holding Corp.	3.625%	4/1/2025		31,800	33,333,110
Total					79,473,447

Building & Construction 1.08%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		9,205	8,399,563
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020		12,887	13,531,350
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		10,354	8,956,210
Lennar Corp.	4.50%	11/15/2019		10,000	10,300,000
PulteGroup, Inc.	6.375%	5/15/2033		27,646	28,751,840
Toll Brothers Finance Corp.	5.625%	1/15/2024		11,550	12,560,625
William Lyon Homes, Inc.	7.00%	8/15/2022		21,500	22,279,375
Total					104,778,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.50%

Building Materials Corp. of America†	5.375%	11/15/2024	$10,025	$10,225,500
Hillman Group, Inc. (The)†	6.375%	7/15/2022	9,790	9,838,950
Masonite International Corp.†	5.625%	3/15/2023	5,983	6,147,532
Owens Corning	9.00%	6/15/2019	2,472	2,991,548
Ply Gem Industries, Inc.	6.50%	2/1/2022	9,525	9,169,406
Vulcan Materials Co.	4.50%	4/1/2025	9,810	10,006,200
Total				48,379,136

Cable & Satellite Television 4.04%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	10,300	10,660,500
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	24,000	26,700,000
Altice SA (Luxembourg)†(a)	7.625%	2/15/2025	8,025	8,080,172
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	22,000	22,426,250
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	29,435,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.125%	2/15/2023	7,500	7,603,125
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	12,100	12,977,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	18,331,250
CCOH Safari LLC	5.50%	12/1/2022	4,810	4,930,250
CCOH Safari LLC	5.75%	12/1/2024	7,225	7,459,813
DISH DBS Corp.	5.125%	5/1/2020	22,302	22,525,020
DISH DBS Corp.	5.875%	7/15/2022	12,900	13,141,875
DISH DBS Corp.	6.75%	6/1/2021	31,448	33,570,740
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	6,600	7,251,750
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	26,650	28,115,750
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,753,080
Numericable-SFR (France)†(a)	6.00%	5/15/2022	15,075	15,282,281
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	8,186	8,718,090
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	23,000	24,179,900
Unitymedia KabelBW GmbH (Germany)†(a)	6.125%	1/15/2025	1,750	1,855,000
UPCB Finance IV Ltd.†(h)	5.375%	1/15/2025	16,100	16,100,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	11,225	12,137,031
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	6,000	6,322,500
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	30,000	31,612,500
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	12,315	12,807,600
Ziggo Bond Finance BV (Netherlands)†(a)	5.875%	1/15/2025	5,345	5,618,931
Total				392,595,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals 1.12%

Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020		$13,600	$13,991,000
Huntsman International LLC†	5.125%	11/15/2022		8,025	8,065,125
Ineos Finance plc (United Kingdom)†(a)	8.375%	2/15/2019		4,600	4,896,470
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024		19,775	20,194,230
OCP SA (Morocco)†(a)	6.875%	4/25/2044		8,500	9,530,625
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020		5,200	5,596,500
Platform Specialty Products Corp.†	6.50%	2/1/2022		12,943	13,590,150
Polymer Group, Inc.†	6.875%	6/1/2019		2,765	2,650,944
Rockwood Specialties Group, Inc.	4.625%	10/15/2020		17,750	18,526,562
TPC Group, Inc.†	8.75%	12/15/2020		12,359	11,370,280
Total					108,411,886

Consumer/Commercial/Lease Financing 2.39%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	3.75%	5/15/2019		9,525	9,593,485
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	5.00%	10/1/2021		14,135	15,036,106
Air Lease Corp.	3.875%	4/1/2021		9,700	10,039,500
Aircastle Ltd.	5.50%	2/15/2022		8,990	9,585,588
CIT Group, Inc.	5.00%	8/15/2022		38,211	39,309,566
Discover Bank	7.00%	4/15/2020		9,125	10,844,250
Discover Financial Services	3.75%	3/4/2025		6,851	6,915,180
General Electric Capital Corp.	7.125%	—	(f)	32,700	38,504,250
International Lease Finance Corp.	6.25%	5/15/2019		21,350	23,378,250
International Lease Finance Corp.	8.25%	12/15/2020		24,365	29,725,300
International Lease Finance Corp.	8.75%	3/15/2017		6,885	7,625,138
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		16,600	15,749,250
Ocwen Financial Corp.†	6.625%	5/15/2019		6,863	5,970,810
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019		9,425	9,754,875
Total					232,031,548

Department Stores 0.43%

El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024		11,754	11,915,030
Macy’s Retail Holdings, Inc.	4.50%	12/15/2034		18,600	19,750,540
SACI Falabella (Chile)†(a)	4.375%	1/27/2025		9,450	9,778,113
Total					41,443,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Discount Stores 0.75%

Amazon.com, Inc.	4.80%	12/5/2034	$52,100	$57,319,847
Family Tree Escrow LLC†	5.75%	3/1/2023	14,492	15,325,290
Total				72,645,137

Diversified Capital Goods 0.66%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	15,750	15,277,500
Brixmor Operating Partnership LP	3.85%	2/1/2025	14,393	14,434,063
Trinity Industries, Inc.	4.55%	10/1/2024	19,275	19,414,224
Unifrax I LLC/Unifrax Holding Co. †	7.50%	2/15/2019	15,225	15,377,250
Total				64,503,037

Electric: Distribution/Transportation 0.10%

Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045	9,643	9,706,451

Electric: Generation 0.65%

Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.375%	11/1/2022	8,350	8,809,250
Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.625%	11/1/2024	7,600	7,989,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.25%	12/1/2018	6,486	7,539,975
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.75%	3/1/2022	10,809	11,816,169
Illinois Power Generating Co.	7.00%	4/15/2018	9,500	8,835,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	16,781	18,165,479
Total				63,155,373

Electric: Integrated 1.01%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	8,000	7,160,000
DTE Energy Co.	2.40%	12/1/2019	9,575	9,741,337
E.CL SA (Chile)†(a)	4.50%	1/29/2025	17,275	17,913,778
El Paso Electric Co.	5.00%	12/1/2044	15,950	17,197,800
Entergy Arkansas, Inc.	4.95%	12/15/2044	8,000	8,425,360
Exelon Generation Co. LLC	2.95%	1/15/2020	7,945	8,087,994
RJS Power Holdings LLC†	5.125%	7/15/2019	9,350	9,256,500
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	10,000	10,467,230
Tucson Electric Power Co.†	3.05%	3/15/2025	9,995	10,050,892
Total				98,300,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 1.24%

Flextronics International Ltd.	5.00%	2/15/2023	$6,354	$6,687,585
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,400,000
KLA-Tencor Corp.	4.65%	11/1/2024	40,725	42,851,619
Lam Research Corp.	3.80%	3/15/2025	17,545	17,680,938
Motorola Solutions, Inc.	3.50%	9/1/2021	12,000	12,318,156
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	785	838,969
Trimble Navigation Ltd.	4.75%	12/1/2024	27,950	29,524,647
Total				120,301,914

Energy: Exploration & Production 5.04%

Antero Resources Finance Corp.	5.375%	11/1/2021	16,594	16,158,407
Bill Barrett Corp.	7.00%	10/15/2022	4,905	4,288,809
California Resources Corp.†	5.50%	9/15/2021	19,875	17,732,475
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	7,019	7,247,118
Chesapeake Energy Corp.	4.875%	4/15/2022	16,170	15,240,225
Chesapeake Energy Corp.	5.75%	3/15/2023	7,553	7,401,940
Concho Resources, Inc.	5.50%	4/1/2023	32,550	32,953,620
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	30,000	30,037,500
Diamondback Energy, Inc.	7.625%	10/1/2021	24,675	26,093,812
EOG Resources, Inc.	3.15%	4/1/2025	11,992	12,245,667
EXCO Resources, Inc.	7.50%	9/15/2018	12,295	7,346,263
Gulfport Energy Corp.	7.75%	11/1/2020	9,200	9,476,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,105	18,054,225
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,250	10,490,625
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	9,500	7,552,500
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	8,500	7,862,500
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	34,585	32,769,287
Memorial Resource Development Corp.†	5.875%	7/1/2022	15,295	14,415,538
Newfield Exploration Co.	5.625%	7/1/2024	33,525	35,033,625
Newfield Exploration Co.	6.875%	2/1/2020	17,825	18,456,896
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,200,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	18,183,625
OGX Austria GmbH (Austria)†(a)(c)	8.50%	6/1/2018	20,000	110,000
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	9,464,875
PDC Energy, Inc.	7.75%	10/15/2022	20,125	21,231,875
Penn Virginia Corp.	8.50%	5/1/2020	9,700	9,166,500
Rice Energy, Inc.	6.25%	5/1/2022	15,425	15,116,500
Rosetta Resources, Inc.	5.875%	6/1/2022	10,180	9,645,550
RSP Permian, Inc.†	6.625%	10/1/2022	9,860	9,958,600
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	15,155	15,533,875
SM Energy Co.	6.50%	11/15/2021	8,925	9,103,500
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	13,425	10,907,813
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	3,670	3,211,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	$6,886	$5,990,820
Woodside Finance Ltd. (Australia)†(a)	3.65%	3/5/2025	13,643	13,548,195
Total				489,230,010

Environmental 0.08%

Covanta Holding Corp.	5.875%	3/1/2024	7,207	7,495,280

Food & Drug Retailers 1.44%

BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	5,515	5,583,937
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	3,220,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,226,000
Rite Aid Corp.†(h)	6.125%	4/1/2023	12,841	13,226,230
Rite Aid Corp.	7.70%	2/15/2027	45,032	52,237,120
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	10,000	10,575,000
Tops Holding II Corp.	8.75%	6/15/2018	9,750	9,506,250
Walgreens Boots Alliance, Inc.	3.30%	11/18/2021	11,950	12,320,510
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	15,925	16,498,093
Total				139,393,140

Food: Wholesale 1.26%

B&G Foods, Inc.	4.625%	6/1/2021	20,000	20,050,000
Diamond Foods, Inc.†	7.00%	3/15/2019	15,033	15,521,572
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,634	7,748,510
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	5,366	5,694,668
Land O’Lakes, Inc.†	6.00%	11/15/2022	13,700	14,727,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	10,546	10,651,460
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,665,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	40,492,450
Total				122,551,160

Forestry/Paper 0.32%

Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	11,240	11,450,750
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	10,000	10,200,000
Rayonier AM Products, Inc.†	5.50%	6/1/2024	11,000	9,487,500
Total				31,138,250

Gaming 1.62%

Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	8,545	6,601,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

CCM Merger, Inc.†	9.125%	5/1/2019	$12,000	$13,140,000
Cleopatra Finance Ltd. (Jersey)†(a)	6.50%	2/15/2025	4,055	3,923,213
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	22,797,500
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	15,600	14,664,000
MGM Resorts International	6.00%	3/15/2023	14,000	14,455,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	8,562	9,118,530
MTR Gaming Group, Inc.	11.50%	8/1/2019	12,998	14,135,325
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	16,587	17,665,155
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	2,128	2,378,040
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	829,440
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	7,957	8,414,527
Scientific Games International, Inc.†	7.00%	1/1/2022	6,710	6,894,525
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	17,541	16,795,507
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	5,615	5,348,288
Total				157,160,062

Gas Distribution 4.09%

APT Pipelines Ltd. (Australia)†(a)	5.00%	3/23/2035	24,109	24,204,472
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,659,706
Energy Transfer Equity LP	5.875%	1/15/2024	9,288	9,845,280
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	13,853	14,268,590
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	14,153,687
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,909,861
Kinder Morgan, Inc.†	5.00%	2/15/2021	8,000	8,561,176
Kinder Morgan, Inc.	5.30%	12/1/2034	2	2,072
Kinder Morgan, Inc.	7.75%	1/15/2032	7,650	9,462,935
Kinder Morgan, Inc.	8.05%	10/15/2030	17,235	21,292,929
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	7,900	8,117,250
Magellan Midstream Partners LP	3.20%	3/15/2025	5,597	5,594,856
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,680,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	17,935,000
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	16,050	17,534,625
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,788,017
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	11,300	12,317,000
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	20,248,875
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	12,500	12,644,500
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	13,363	13,262,778
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	30,000	30,300,000
SemGroup Corp.	7.50%	6/15/2021	6,045	6,362,363
Southeast Supply Header LLC†	4.25%	6/15/2024	14,150	14,430,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Southern Star Central Corp.†	5.125%	7/15/2022	$9,225	$9,524,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.25%	5/1/2023	1,156	1,167,560
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	7,450	7,710,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,367,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	8,073,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	13,150	13,676,000
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	8,725	9,204,875
Williams Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	13,618	14,218,009
Total				397,519,850

Health Facilities 4.00%

Amsurg Corp.	5.625%	11/30/2020	12,431	12,741,775
Amsurg Corp.	5.625%	7/15/2022	5,504	5,655,360
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	10,000	10,737,500
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	38,700	41,215,500
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,788,750
Dignity Health	3.812%	11/1/2024	12,500	13,137,950
Dignity Health	4.50%	11/1/2042	8,400	8,875,154
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	42,662,400
HCA, Inc.	4.25%	10/15/2019	7,955	8,183,706
HCA, Inc.	5.00%	3/15/2024	7,000	7,437,500
HCA, Inc.	5.375%	2/1/2025	10,595	11,164,481
HCA, Inc.	5.875%	3/15/2022	13,700	15,202,753
HCA, Inc.	7.50%	2/15/2022	27,000	31,556,250
HCA, Inc.	7.58%	9/15/2025	4,073	4,602,490
HCA, Inc.	7.69%	6/15/2025	12,111	13,745,985
Kindred Healthcare, Inc.	6.375%	4/15/2022	14,000	14,192,500
Kindred Healthcare, Inc.†	8.00%	1/15/2020	6,800	7,331,250
LifePoint Hospitals, Inc.	5.50%	12/1/2021	10,000	10,525,000
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	12,540,237
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	8,777	9,369,448
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	6,075	6,430,995
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	3,925	4,199,750
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	11,157	11,840,366
Select Medical Corp.	6.375%	6/1/2021	5,890	5,856,869
Tenet Healthcare Corp.	8.125%	4/1/2022	45,600	50,388,000
Total				388,381,969

Health Services 0.30%

Catamaran Corp.	4.75%	3/15/2021	5,540	6,170,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

Envision Healthcare Corp.†	5.125%	7/1/2022	$10,000	$10,250,000
Omnicare, Inc.	4.75%	12/1/2022	7,200	7,470,000
Omnicare, Inc.	5.00%	12/1/2024	4,815	5,055,750
Total				28,945,925

Hotels 0.74%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	20,000	21,150,000
Host Hotels & Resorts LP	5.25%	3/15/2022	10,000	11,140,570
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	14,000	14,350,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	10,400	10,686,000
Wyndham Worldwide Corp.	3.90%	3/1/2023	14,113	14,409,063
Total				71,735,633

Insurance Brokerage 0.12%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	11,200	11,592,000

Integrated Energy 0.86%

Alta Wind Holdings LLC†	7.00%	6/30/2035	9,708	11,563,067
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	9,700	8,123,653
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	24,070	20,642,432
Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024	21,575	19,719,960
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	12,780	10,144,125
Shell International Finance BV (Netherlands)(a)	4.55%	8/12/2043	12,040	13,704,494
Total				83,897,731

Investments & Miscellaneous Financial Services 0.81%

CME Group, Inc.	3.00%	3/15/2025	16,017	16,199,962
FMR LLC†	5.35%	11/15/2021	14,800	17,246,692
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	4,475	4,687,562
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	38,250	41,023,125
Total				79,157,341

Life Insurance 0.77%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	13,475	14,519,313
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	18,050	20,427,059
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	37,710	39,881,643
Total				74,828,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.52%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	$10,500	$10,762,500
CNH Industrial Capital LLC†	3.375%	7/15/2019	9,900	9,652,500
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,400,000
Oshkosh Corp.	5.375%	3/1/2022	10,000	10,425,000
Oshkosh Corp.†	5.375%	3/1/2025	4,023	4,153,748
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,805	5,081,287
Total				50,475,035

Managed Care 0.49%

Centene Corp.	4.75%	5/15/2022	11,090	11,519,738
Centene Corp.	5.75%	6/1/2017	15,525	16,534,125
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	19,000	19,736,250
Total				47,790,113

Media: Content 1.14%

AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,211,904
AMC Networks, Inc.	7.75%	7/15/2021	14,000	15,260,000
iHeartCommunications, Inc.	9.00%	12/15/2019	21,300	21,166,875
iHeartCommunications, Inc.	11.25%	3/1/2021	11,103	11,394,454
Netflix, Inc.	5.375%	2/1/2021	23,500	24,087,500
Univision Communications, Inc.†	5.125%	2/15/2025	9,995	10,232,381
Univision Communications, Inc.†	8.50%	5/15/2021	9,085	9,743,662
Total				111,096,776

Medical Products 2.39%

Becton Dickinson & Co.	3.734%	12/15/2024	8,000	8,389,480
Biomet, Inc.	6.50%	8/1/2020	35,675	37,904,687
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	5,181,458
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	21,045	23,254,725
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022	17,375	17,700,781
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	4,500	4,882,500
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	8,550	9,383,625
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	17,532	16,743,060
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	35,766	36,973,102
Medtronic, Inc.†	3.15%	3/15/2022	24,100	25,047,949
Medtronic, Inc.†	4.375%	3/15/2035	20,100	21,902,066
Zimmer Holdings, Inc.	4.45%	8/15/2045	24,010	24,929,007
Total				232,292,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 1.30%

Aleris International, Inc.	7.875%	11/1/2020	$8,725	$8,921,312
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	16,475	16,558,693
Century Aluminum Co.†	7.50%	6/1/2021	8,578	8,921,120
Coeur Mining, Inc.	7.875%	2/1/2021	11,146	9,557,695
Compass Minerals International, Inc.†	4.875%	7/15/2024	2,423	2,441,173
Constellium NV (Netherlands)†(a)	5.75%	5/15/2024	10,052	9,549,400
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	10,455	10,010,662
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	9,121	9,440,235
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/16/2044	182	18
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(a)	4.375%	4/30/2018	9,950	9,679,658
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	9,226	9,179,870
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	4,950	5,104,688
Peabody Energy Corp.	6.50%	9/15/2020	7,539	4,711,875
Peabody Energy Corp.†	10.00%	3/15/2022	15,567	13,932,465
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	10,775	8,593,063
Total				126,601,927

Oil Field Equipment & Services 0.76%

Dresser-Rand Group, Inc.	6.50%	5/1/2021	13,000	13,747,500
Gulfmark Offshore, Inc.	6.375%	3/15/2022	14,675	11,629,937
Helmerich & Payne International Drilling Co.†	4.65%	3/15/2025	3,278	3,401,358
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	17,900	15,483,500
Oceaneering International, Inc.	4.65%	11/15/2024	23,325	23,626,872
SEACOR Holdings, Inc.	7.375%	10/1/2019	5,365	5,552,775
Total				73,441,942

Oil Refining & Marketing 0.37%

Citgo Holding, Inc.†	10.75%	2/15/2020	16,771	17,316,057
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	18,422	19,008,004
Total				36,324,061

Packaging 2.13%

AEP Industries, Inc.	8.25%	4/15/2019	15,000	15,487,500
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(a)	6.00%	6/30/2021	7,775	7,658,375
Ball Corp.	4.00%	11/15/2023	33,050	32,389,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	24,200	27,830,000
Graphic Packaging International, Inc.	4.75%	4/15/2021	9,100	9,509,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	4,025	4,186,000
Pactiv LLC	7.95%	12/15/2025	8,500	8,712,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	$10,000	$10,362,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	12,631,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	35,000	36,093,750
Sealed Air Corp.†	4.875%	12/1/2022	8,624	8,818,040
Sealed Air Corp.†	5.125%	12/1/2024	1,406	1,458,725
Sealed Air Corp.†	6.875%	7/15/2033	15,750	16,655,625
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,255,000
Total				207,047,765

Personal & Household Products 0.65%

American Greetings Corp.	7.375%	12/1/2021	7,975	8,553,188
Avon Products, Inc.	5.35%	3/15/2020	5,680	5,191,520
Avon Products, Inc.	5.75%	3/15/2023	10,117	8,933,311
Elizabeth Arden, Inc.	7.375%	3/15/2021	19,480	17,239,800
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,885	13,621,387
Serta Simmons Holdings LLC†	8.125%	10/1/2020	8,897	9,408,578
Total				62,947,784

Pharmaceuticals 2.65%

Actavis Funding SCS (Luxembourg)(a)	3.45%	3/15/2022	20,014	20,530,742
Actavis Funding SCS (Luxembourg)(a)	4.75%	3/15/2045	16,017	17,092,894
Bayer US Finance LLC†	3.375%	10/8/2024	20,000	20,844,820
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	4,850	4,937,906
Gilead Sciences, Inc.	3.50%	2/1/2025	17,075	18,028,161
JLL/Delta Dutch Newco BV (Netherlands)†(a)	7.50%	2/1/2022	13,995	14,607,281
Merck & Co., Inc.	3.70%	2/10/2045	15,916	16,034,144
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	23,100	24,486,000
Perrigo Finance plc (Ireland)(a)	4.90%	12/15/2044	8,550	9,199,099
Roche Holdings, Inc.†	2.875%	9/29/2021	20,000	20,724,680
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	5,582	5,651,775
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	3,500	3,561,250
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	38,020	39,635,850
VRX Escrow Corp. (Canada)†(a)	5.375%	3/15/2020	9,519	9,626,089
VRX Escrow Corp. (Canada)†(a)	5.875%	5/15/2023	9,669	9,934,898
VRX Escrow Corp. (Canada)†(a)	6.125%	4/15/2025	8,070	8,372,625
Zoetis, Inc.	3.25%	2/1/2023	14,400	14,375,678
Total				257,643,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Property & Casualty 0.04%

XLIT Ltd. (Ireland)(a)	4.45%	3/31/2025	$4,247	$4,283,049

Rail 0.30%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	9,625	9,900,747
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	9,585	9,680,850
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,195,750
Total				28,777,347

Real Estate Development & Management 0.20%

CBRE Services, Inc.	5.00%	3/15/2023	9,725	10,211,250
CBRE Services, Inc.	5.25%	3/15/2025	8,800	9,482,000
Total				19,693,250

Real Estate Investment Trusts 0.84%

DDR Corp.	3.625%	2/1/2025	9,920	9,920,159
DDR Corp.	7.875%	9/1/2020	11,000	13,724,953
EPR Properties	4.50%	4/1/2025	12,018	12,241,799
Federal Realty Investment Trust	3.00%	8/1/2022	7,670	7,755,835
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	7,850	9,039,487
Kilroy Realty LP	3.80%	1/15/2023	10,000	10,260,710
SL Green Realty Corp.	4.50%	12/1/2022	875	916,832
Ventas Realty LP	3.50%	2/1/2025	9,920	9,980,651
Washington Real Estate Investment Trust	3.95%	10/15/2022	8,125	8,225,660
Total				82,066,086

Recreation & Travel 0.57%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	10,000	10,375,000
NCL Corp. Ltd.†	5.25%	11/15/2019	6,925	7,132,750
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	23,000	27,255,000
Viking Cruises Ltd.†	8.50%	10/15/2022	9,205	10,286,588
Total				55,049,338

Restaurants 0.37%

Darden Restaurants, Inc.	7.05%	10/15/2037	7,994	10,176,826
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	13,525	14,066,000
Ruby Tuesday, Inc.	7.625%	5/15/2020	1,898	1,935,960
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	10,150	10,238,812
Total				36,417,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 3.70%

Adobe Systems, Inc.	3.25%	2/1/2025	$14,202	$14,383,899
Alibaba Group Holding Ltd. (China)†(a)	3.125%	11/28/2021	20,436	20,610,789
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	18,875	18,973,452
Alliance Data Systems Corp.†	6.375%	4/1/2020	45,300	47,055,375
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	9,019	9,368,486
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	15,000	15,780,180
First Data Corp.†	8.25%	1/15/2021	43,025	46,251,875
First Data Corp.	11.25%	1/15/2021	9,909	11,296,260
iGATE Corp.	4.75%	4/15/2019	8,740	8,838,325
Infor US, Inc.†(h)	6.50%	5/15/2022	16,000	16,440,000
Infor US, Inc.	9.375%	4/1/2019	6,500	6,978,075
MasterCard, Inc.	3.375%	4/1/2024	13,275	13,991,983
Microsoft Corp.	2.375%	2/12/2022	19,240	19,397,037
Microsoft Corp.	4.00%	2/12/2055	19,914	19,939,530
MSCI, Inc.†	5.25%	11/15/2024	8,825	9,144,906
Priceline Group, Inc. (The)	3.65%	3/15/2025	20,012	20,407,037
SRA International, Inc.	11.00%	10/1/2019	13,000	13,845,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	18,700	19,331,125
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	12,375,000
VeriSign, Inc.†	5.25%	4/1/2025	14,541	14,868,173
Total				359,276,507

Specialty Retail 1.79%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	15,392	15,988,440
Brookstone Co., Inc.†(c)	13.00%	10/15/2014	4,945	495
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	542	470,609
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	10,887	9,580,560
Claire’s Stores, Inc.	8.875%	3/15/2019	12,500	7,187,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	15,500	14,143,750
CST Brands, Inc.	5.00%	5/1/2023	15,290	15,672,250
DBP Holding Corp.†	7.75%	10/15/2020	18,000	16,290,000
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	8,950	9,464,625
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25,000	26,625,000
Perry Ellis International, Inc.	7.875%	4/1/2019	10,100	10,478,750
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	5,050	5,340,375
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	10,450	11,168,437
Springs Industries, Inc.	6.25%	6/1/2021	5,500	5,458,750
Toys R Us Property Co. II LLC	8.50%	12/1/2017	9,225	9,374,906
William Carter Co. (The)	5.25%	8/15/2021	15,917	16,553,680
Total				173,798,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.72%

Allegheny Ludlum Corp.	6.95%	12/15/2025	$10,000	$11,109,180
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,265,500
ArcelorMittal (Luxembourg)(a)	6.00%	8/5/2020	26,800	28,542,000
Steel Dynamics, Inc.†	5.125%	10/1/2021	11,950	12,084,437
Steel Dynamics, Inc.†	5.50%	10/1/2024	5,950	6,046,688
Total				70,047,805

Support: Services 1.51%

ADT Corp. (The)	3.50%	7/15/2022	1,115	1,017,438
APX Group, Inc.	6.375%	12/1/2019	9,575	9,575,000
Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,312,500
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,273	9,574,373
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	15,000	11,587,500
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	11,090,835
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,211,000
IHS, Inc.†	5.00%	11/1/2022	6,010	6,066,494
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	15,684	13,723,500
Light Tower Rentals, Inc.†	8.125%	8/1/2019	10,400	8,060,000
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	13,184,619
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,917,000
Sotheby’s†	5.25%	10/1/2022	16,925	16,713,437
United Rentals North America, Inc.	5.75%	11/15/2024	11,500	11,931,250
United Rentals North America, Inc.	8.25%	2/1/2021	5,000	5,425,000
Total				146,389,946

Technology Hardware & Equipment 0.57%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,750,000
CommScope, Inc.†	5.50%	6/15/2024	16,000	16,080,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment (continued)

Dell, Inc.	7.10%	4/15/2028	$9,175	$10,023,688
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	8,950	9,482,525
Project Homestake Merger Corp.†	8.875%	3/1/2023	4,023	4,043,115
Total				55,379,328

Telecommunications: Wireline Integrated & Services 1.24%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	9,125	9,626,875
Consolidated Communications, Inc.†	6.50%	10/1/2022	8,725	8,855,875
DigitalGlobe, Inc.†	5.25%	2/1/2021	3,164	3,179,820
Dycom Investments, Inc.	7.125%	1/15/2021	17,500	18,418,750
Equinix, Inc.	5.375%	4/1/2023	12,000	12,516,000
Frontier Communications Corp.	6.875%	1/15/2025	9,855	9,781,088
Frontier Communications Corp.	7.625%	4/15/2024	7,800	8,160,750
Frontier Communications Corp.	9.25%	7/1/2021	9,810	11,416,387
GCI, Inc.†	6.875%	4/15/2025	10,396	10,525,950
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(a)(c)	Zero Coupon	1/15/2015	15,000	1,500
Sable International Finance Ltd.†	8.75%	2/1/2020	8,325	8,991,000
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	18,865	19,053,650
Total				120,527,645

Telecommunications: Satellite 0.94%

Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,353,125
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	18,507	18,553,268
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	45,640	42,274,050
Total				91,180,443

Telecommunications: Wireless 2.42%

CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	7,535	7,641,470
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	12,325	14,759,187
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	16,550	17,675,400
Crown Castle International Corp.	5.25%	1/15/2023	10,000	10,550,000
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	8,500	7,798,750
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/30/2020	11,700	11,776,050
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	9,966	9,679,477
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	16,500	16,912,500
SBA Communications Corp.†	4.875%	7/15/2022	15,080	14,809,480
SBA Telecommunications, Inc.	5.75%	7/15/2020	12,000	12,675,000
T-Mobile USA, Inc.	6.50%	1/15/2024	40,000	41,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

T-Mobile USA, Inc.	6.542%	4/28/2020	$20,000	$21,125,000
T-Mobile USA, Inc.	6.625%	11/15/2020	10,500	11,011,875
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	8,450	8,830,250
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	27,200	28,288,000
Total				235,432,439

Theaters & Entertainment 0.49%

Activision Blizzard, Inc.†	5.625%	9/15/2021	20,000	21,350,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	23,690	25,881,325
Total				47,231,325

Transportation: Infrastructure/Services 0.19%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	8,800	9,350,000
XPO Logistics, Inc.†	7.875%	9/1/2019	8,866	9,420,125
Total				18,770,125

Trucking & Delivery 0.19%

FedEx Corp.	4.10%	2/1/2045	18,065	18,115,203
Total High Yield Corporate Bonds (cost $6,897,553,188)				6,991,799,940

MUNICIPAL BOND 0.16%

Other Revenue

New York City Indus Dev Agy† (cost $11,675,000)	11.00%	3/1/2029	11,675	16,038,882

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.97%

BB-UBS Trust 2012-SHOW E†	4.16%#	11/5/2036	18,583	18,362,745
BBCMS Trust 2015-VFM A2†	3.375%#	3/15/2036	4,025	4,166,893
BBCMS Trust 2015-VFM D†	3.599%#	3/15/2036	13,600	13,379,865
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%	10/10/2047	5,735	6,162,430
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.685%#	10/10/2047	12,250	12,917,962
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625%	1/14/2043	8,025	8,097,070
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	11,825	12,228,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.658	%#	11/10/2047	$8,297	$8,769,166
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.177%		11/10/2047	109,074	1,247,370
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.436%		11/10/2047	8,108	882,661
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.127	%#	12/10/2047	66,866	451,078
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50	%#	12/10/2047	32,211	1,225,097
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.766	%#	9/10/2047	6,150	6,553,686
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#	12/10/2047	6,725	7,190,858
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.616	%#	12/10/2047	27,675	28,799,421
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.233	%#	12/10/2047	133,668	9,569,711
Commercial Mortgage Pass-Through Certificates 2015-LC19 C	4.406	%#	2/10/2048	1,200	1,247,194
DBUBS Mortgage Trust 2011-LC2A D†	5.64	%#	7/10/2044	11,313	12,243,362
GS Mortgage Securities Trust 2014-GC26 C	4.662	%#	11/10/2047	3,225	3,397,879
GS Mortgage Securities Trust 2014-GC26 D†	4.662	%#	11/10/2047	12,825	12,008,022
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	7,835	9,484,073
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.408	%#	1/25/2051	7,457	8,444,375
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	20,727	749,267
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.459	%#	11/15/2047	61,028	1,676,927
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07	%#	1/15/2048	12,000	10,826,472
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.619	%#	1/15/2048	53,645	2,156,046
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50	%#	1/15/2048	42,779	1,660,903
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	8,000	7,820,388
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.275	%#	12/15/2030	10,000	9,963,960
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.128	%#	1/15/2032	11,775	11,843,377
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.218	%#	7/15/2046	4,800	4,957,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.209%#	5/15/2046	$5,325	$5,488,360
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%	12/15/2047	8,781	8,767,152
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%	12/15/2046	7,925	8,265,153
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%	12/15/2046	16,405	16,906,248
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%	12/15/2046	7,540	7,231,169
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%	12/15/2046	40,750	2,040,291
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.59%#	12/15/2047	86,781	3,477,185
Motel 6 Trust 2015-MTL6 A2†	2.605%	2/5/2030	40,975	41,448,343
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	5,100	5,173,756
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.599%#	1/5/2035	374,445	25,122,077
Wells Fargo Commercial Mortgage Trust 2014-LC18 XA IO	1.358%#	12/15/2047	68,293	5,658,342
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.543%#	12/15/2047	66,701	2,342,330
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%	2/15/2048	9,100	8,946,474
Wells Fargo Commercial Mortgage Trust 2015-LC20 D	4.511%#	4/15/2050	3,550	3,257,699
WF-RBS Commercial Mortgage Trust 2014-C25 C	4.472%#	11/15/2047	2,857	3,003,763
Total Non-Agency Commercial Mortgage-Backed Securities (cost $376,650,856)				385,612,435

	Dividend Rate		Shares (000)
PREFERRED STOCK 0.12%

Banking

Texas Capital Bancshares, Inc. (cost $11,662,500)	6.50%		467	11,647,945

	Exercise Price	Expiration Date
WARRANT 0.03%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $822,407)	$27.33	11/27/2017	84	2,653,725
Total Long-Term Investments (cost $9,314,501,786)				9,604,448,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.85%

FLOATING RATE LOANS(d) 0.74%

Auto Parts & Equipment 0.08%

UC Holdings, Inc. Incremental Exit Term Loan	—	(e)	12/14/2015	$3,056	3,010,564
UC Holdings, Inc. Initial Term Loan	10.00%		12/14/2015	4,774	4,702,037
Total					7,712,601

Food & Drug Retailers 0.25%

Rite Aid Corp. Bridge Term Loan	—	(e)	2/23/2016	23,900	24,198,750

Health Services 0.18%

Air Medical Group Holdings, Inc. Bridge Term Loan	—	(e)	3/17/2016	17,975	17,975,000

Software/Services 0.23%

SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Debt Bridge Facility Term Loan	—	(e)	2/19/2016	22,300	22,300,000
Total Floating Rate Loans (cost $72,005,051)					72,186,351

REPURCHASE AGREEMENT 1.11%

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $63,235,000 of U.S. Treasury Note at 1.375% due 7/31/2018 and $43,820,000 of U.S. Treasury Note at 2.375% due 6/30/2018; value: $110,115,481; proceeds: $107,955,210 (cost $107,955,210)				107,955	107,955,210

Total Short-Term Investments (cost $179,960,261)					$180,141,561

Total Investments in Securities 100.72% (cost $9,494,462,047)					9,784,589,940

Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (0.72%)					(70,396,253)

Net Assets 100.00%					$9,714,193,687

AUD	Australian dollar.
CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro.
GBP	British pound.
ZAR	South African rand.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

IO	Interest Only.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2015.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2015.
(e)	Interest rate to be determined.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Securities purchased on a when-issued basis (See Note 2(g)).
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and total return swaps, as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Bank of America	5/19/2015	800,000	$628,305	$631,238	$2,933
Canadian dollar	Buy	Morgan Stanley	5/19/2015	3,000,000	2,353,425	2,367,142	13,717
Australian dollar	Sell	UBS AG	6/29/2015	4,265,000	3,324,772	3,232,575	92,197
British pound	Sell	Bank of America	4/20/2015	13,820,000	20,959,509	20,498,159	461,350
British pound	Sell	Bank of America	4/20/2015	13,820,000	20,962,425	20,498,159	464,266
British pound	Sell	J.P. Morgan	4/20/2015	525,000	797,461	778,693	18,768
British pound	Sell	Morgan Stanley	4/20/2015	400,000	605,807	593,290	12,517
Canadian dollar	Sell	Bank of America	5/19/2015	810,000	642,023	639,128	2,895
Canadian dollar	Sell	Bank of America	5/19/2015	31,400,000	25,166,427	24,776,089	390,338
euro	Sell	Goldman Sachs	5/13/2015	4,410,000	4,936,160	4,744,413	191,747
euro	Sell	J.P. Morgan	5/13/2015	835,000	945,694	898,319	47,375
euro	Sell	Morgan Stanley	5/13/2015	2,275,000	2,573,162	2,447,515	125,647
euro	Sell	Morgan Stanley	5/13/2015	2,125,000	2,412,010	2,286,140	125,870
euro	Sell	Morgan Stanley	5/13/2015	1,195,000	1,338,721	1,285,618	53,103
euro	Sell	Morgan Stanley	5/13/2015	5,200,000	5,881,513	5,594,319	287,194
euro	Sell	Morgan Stanley	5/13/2015	3,760,000	4,267,153	4,045,123	222,030
euro	Sell	Morgan Stanley	5/13/2015	1,491,000	1,689,875	1,604,063	85,812
euro	Sell	Morgan Stanley	5/13/2015	2,080,000	2,360,226	2,237,728	122,498
euro	Sell	Morgan Stanley	6/11/2015	13,000,000	14,124,569	13,991,475	133,094
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,853,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	4/20/2015	2,400,000	$3,653,909	$3,559,738	$(94,171)
British pound	Buy	Morgan Stanley	4/20/2015	790,000	1,219,968	1,171,747	(48,221)
British pound	Buy	Morgan Stanley	4/20/2015	3,235,000	4,904,421	4,798,230	(106,191)
British pound	Buy	Morgan Stanley	4/20/2015	2,435,000	3,661,931	3,611,651	(50,280)
euro	Buy	Morgan Stanley	5/13/2015	2,348,000	2,661,066	2,526,050	(135,016)
euro	Sell	J.P. Morgan	6/11/2015	14,070,000	14,928,767	15,143,081	(214,314)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(648,193)

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2015	34	Short	$(4,087,172)	$(40,169)
U.S. 10-Year Treasury Note	June 2015	3,239	Short	(417,527,344)	(4,037,817)
Totals				$(421,614,516)	$(4,077,986)

Open Total Return Swap at March 31, 2015:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$1,900,485	4,549 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$1,900,485	4/15/2015	$908,242

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Security	$—	$2,460,375	$—	$2,460,375
Common Stocks
Media: Content	12,459,031	—	847,015	13,306,046
Metals/Mining (Excluding Steel)	—	3,306,468	—	3,306,468
Specialty Retail	83,474,645	10,596,765	—	94,071,410
Remaining Industries	1,336,427,504	—	—	1,336,427,504
Convertible Bonds	—	114,636,731	—	114,636,731
Convertible Preferred Stocks
Building & Construction	—	17,588,880	—	17,588,880
Electric: Integrated	18,503,425	—	—	18,503,425
Pharmaceuticals	22,517,000	—	—	22,517,000
Real Estate Investment Trusts	19,409,388	—	—	19,409,388
Floating Rate Loans(3)
Air Transportation	—	7,996,860	—	7,996,860
Auto Parts & Equipment	—	4,702,037	3,010,564	7,712,601
Cable & Satellite Television	—	11,611,837	—	11,611,837
Chemicals	—	1,866,188	—	1,866,188
Consumer/Commercial/Lease Financing	—	9,831,206	—	9,831,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

Investment Type(2)	Level 1	Level 2	Level 3	Total
Electric: Generation	$—	$5,800,402	$—	$5,800,402
Electronics	—	45,871,608	—	45,871,608
Energy: Exploration & Production	—	25,550,273	—	25,550,273
Food & Drug Retailers	—	24,198,750	—	24,198,750
Food: Wholesale	—	9,189,140	—	9,189,140
Health Facilities	—	9,781,446	—	9,781,446
Health Services	—	17,975,000	—	17,975,000
Hotels	—	17,707,859	—	17,707,859
Packaging	—	16,839,469	—	16,839,469
Personal & Household Products	—	9,984,128	—	9,984,128
Pharmaceuticals	—	45,902,129	—	45,902,129
Rail	—	—	24,127,420	24,127,420
Restaurants	—	19,265,485	—	19,265,485
Software/Services	—	25,327,872	12,208,742	37,536,614
Specialty Retail	—	6,173,499	—	6,173,499
Support: Services	—	15,066,892	—	15,066,892
Telecommunications: Wireline Integrated & Services	—	9,808,875	—	9,808,875
Telecommunications: Wireless	—	18,188,625	—	18,188,625
Theaters & Entertainment	—	16,933,454	—	16,933,454
Foreign Bonds	—	81,520,872	—	81,520,872
Foreign Government Obligations	—	130,213,944	—	130,213,944
High Yield Corporate Bonds
Automakers	—	9,120,938	1,500	9,122,438
Banking	—	384,824,332	2,250	384,826,582
Metals/Mining (Excluding Steel)	—	126,601,909	18	126,601,927
Specialty Retail	—	173,797,632	495	173,798,127
Telecommunications: Wireline Integrated & Services	—	120,526,145	1,500	120,527,645
Remaining Industries	—	6,176,923,221	—	6,176,923,221
Municipal Bond	—	16,038,882	—	16,038,882
Non-Agency Commercial Mortgage-Backed Securities	—	385,612,435	—	385,612,435
Preferred Stock(4)	—	11,647,945	—	11,647,945
Warrant	2,653,725	—	—	2,653,725
Repurchase Agreement	—	107,955,210	—	107,955,210
Total	$1,495,444,718	$8,248,945,718	$40,199,504	$9,784,589,940
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,853,351	$—	$2,853,351
Liabilities	—	(648,193)	—	(648,193)
Futures Contracts
Assets	—	—	—	—
Liabilities	(4,077,986)	—	—	(4,077,986)
Total Return Swap
Assets	—	—	908,242	908,242
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(17,901)	—	(17,901)
Total	$(4,077,986)	$2,187,257	$908,242	$(982,487)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2015

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(4)	As of March 31, 2015, Texas Capital Bancshares, Inc. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended March 31, 2015, $11,321,955 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Total Return Swap
Balance as of January 1, 2015	$1,587,299	$36,173,628	$558,144	$908,278
Accrued discounts/premiums	—	18,419	—	—
Realized gain (loss)	—	(232,802)	—	—
Change in unrealized appreciation/depreciation	—	(66,609)	226	(36)
Purchases	—	27,206,410	—	—
Sales	—	(8,059,733)	(10,512)	—
Net transfers in or out of Level 3	(740,284)	(15,692,587)	(542,095)	—
Balance as of March 31, 2015	$847,015	$39,346,726	$5,763	$908,242

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

Notes to Schedules of Investments (unaudited)(continued)

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(g)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(k)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces

Notes to Schedules of Investments (unaudited)(continued)

the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2015, the Fund had the following unfunded loan commitments:

Security Name
UC Holdings, Inc. Initial Term Loan	$1,193,410

(l)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2015 (as described in note 2(d)). A forward foreign currency exchange contract reduces Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result.

Notes to Schedules of Investments (unaudited)(concluded)

Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2015 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into a total return swap during the period ended March 31, 2015 (as described in note 2(f)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of March 31, 2015, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

	Interest Rate
Asset Derivatives	Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$2,853,351	—
Total Return Swap	—	—	$908,242
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$648,193	—
Futures Contracts	$4,077,986	—	—

4.	FEDERAL TAX INFORMATION

As of March 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,510,277,997
Gross unrealized gain	444,818,712
Gross unrealized loss	(170,506,769)
Net unrealized security gain	$274,311,943

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015